Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements
3. Fair Value Measurements
The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable, notes payable, convertible promissory notes, warrant commitment liability, and warrant liability. The recorded carrying amounts of cash, accounts receivable and accounts payable approximates fair value due to their short-term nature. The balances outstanding under the notes payable agreements are considered to approximate their estimated fair values as the interest rates approximate market rates.
Assets and liabilities recognized at fair value on a recurring basis in the consolidated balance sheets consists of cash and cash equivalents, convertible promissory notes, warrant commitment liability, and warrant liability. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The following tables summarize the Company’s financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

	Fair Value Measurement
December 31, 2023	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$—	$—	$(20)
Mudrick convertible notes	—	—	(40,370)
Super priority note payable	—	—	(18,568)

	Fair Value Measurement
March 31, 2024	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$—	$—	$(26)
Mudrick convertible notes	—	—	(66,390)
Super priority note payable	—	—	(31,463)
Warrants
The Company measures its warrant liability at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the warrant liability related to updated assumptions and estimates were recognized as a warrant liability fair value adjustment within the consolidated statements of operations and comprehensive loss.
The fair value of the warrant liability, as of March 31, 2024 were estimated using a Monte Carlo simulation model. The significant unobservable inputs for the Monte Carlo model include the stock price, exercise price, risk-free rate of return, time to expiration, and the volatility. An increase or decrease in the unobservable inputs in isolation could result in a material increase or decrease in the estimated fair value. In the future, depending on the weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the estimated fair value.
The Company calculated the estimated fair value of the private warrants as of March 31, 2024 and December 31, 2023, respectively, using the following assumptions:

March 31, 2024
Stock price	$0.31
Exercise price	$11.50
Risk-free interest rate	4.29%
Time to expiration (years)	3.69
Expected volatility	75.33%
Fair value per warrant	$0.006

December 31, 2023
Stock price	$0.24
Exercise price	$11.50
Risk-free interest rate	3.89%
Time to expiration (years)	3.94
Expected volatility	77.15%
Fair value per warrant	$0.004
The following table presents changes in the Level 3 liabilities measured at fair value for the periods indicated (in thousands):

	Private Warrants
	March 31, 2024	December 31, 2023
Balance (beginning of period)	$20	$247
Additions	—	—
Fair value measurement adjustments	6	(227)
Exercised	—	—

Balance (end of period)	$26	$20

During the three months ended March 31, 2024 and year ended December 31, 2023, the Company had no transfers between levels of the fair value hierarchy of its assets and liabilities that are measured at fair value.
Convertible Notes Payable and Super Priority Note Payable
The Company measures its convertible promissory notes and the Super Priority Note Payable at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the convertible promissory notes related to updated assumptions and estimates were recognized as a convertible promissory note fair value adjustment within the consolidated statements of operations and comprehensive loss.

Table of Contents
In determining the fair value of the Mudrick Convertible Notes and the Super Priority Note Payable as of March 31, 2024, the Company used a market-based approach. The valuation method utilized a negotiated discount rate and a market yield rate which are unobservable inputs.
An increase or decrease in any of the unobservable inputs in isolation could result in a material increase or decrease in the estimated fair value. In the future, depending on the weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the estimated fair value.
The Company calculated the estimated fair value of the Mudrick Convertible Notes and Mudrick Super Priority Note Payable as of March 31, 2024 and December 31, 2023, respectively, using the following assumptions:

	March 31, 2024	December 31, 2023
	Mudrick Convertible Note
Issuance date	12/8/2022	12/8/2022
Maturity date	12/8/2027	12/8/2027
Interest rate (PIK)	10.00%	10.00%
Expected volatility factor	75.80%	92.60%
Risk-free interest rate	4.30%	3.90%
Estimated market yield	50.00%	50.00%

	March 31, 2024	December 31, 2023
	Mudrick Super Priority Note Payable
Inception date	12/11/2023	12/11/2023
Maturity date	8/7/2026	8/7/2024
Interest rate	15.00%	15.00%
Estimated market yield	30.00%	30.00%
Discount period (years)	2.35	0.60
Discount factor	0.50	0.84
The following table presents changes in the Level 3 convertible promissory notes and Super Priority Note Payable measured at fair value for the periods indicated (in thousands):

	March 31, 2024
	Mudrick Convertible Notes	Mudrick Super Priority Note Payable
Balance (beginning of period)	$40,370	$18,568
Additions	—	21,180
Fair value measurement adjustments	26,020	(8,285)

Balance (end of period)	$66,390	$31,463

4. Fair Value Measurements
The Company's financial instruments include cash and cash equivalents, accounts receivable, accounts payable, notes payable, convertible promissory notes, warrant commitment liability, and warrant liability. The recorded carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximates fair value due to their short-term
nature. The balances outstanding under the notes payable agreements are considered to approximate their estimated fair values as the interest rates approximate market rates.
Assets and liabilities recognized at fair value on a recurring basis in the consolidated balance sheets consists of cash and cash equivalents, convertible promissory notes, warrant commitment liability, and warrant liability. These items are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The following tables summarize the Company's financial instruments at fair value based on the fair value hierarchy for each class of instrument (in thousands):

	Fair Value Measurement
December 31, 2023	Level 1	Level 2	Level 3
Assets:
Money market account	$—	$—	$—
Liabilities:
Warrant liability	$—	$—	$(20)
Warrant commitment liability	—	—	—
Mudrick convertible notes	—	—	(40,370)

	Fair Value Measurement
December 31, 2022	Level 1	Level 2	Level 3
Assets:
Money market account	$38	$—	$—
Liabilities:
Warrant liability	$—	$—	$(247)
Warrant commitment liability	—	—	(320)
Mudrick convertible notes	—	—	(56,743)
Warrants
The Company measures its warrant commitment liability and warrant liability at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the warrant commitment liability and warrant liability related to updated assumptions and estimates were recognized as a warrant liability fair value adjustment within the consolidated statements of operations and comprehensive loss.
The fair value of the warrant liability, as of December 31, 2023, was estimated using a Monte Carlo simulation model. The significant unobservable inputs for the Monte Carlo model include the stock price, exercise price, risk-free rate of return, time to expiration, and the volatility. An increase or decrease in the unobservable inputs in isolation could result in a material increase or decrease in the estimated fair value. In the future, depending on the weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the estimated fair value.
The Company calculated the estimated fair value of the warrant commitment liability and private warrants as of December 31, 2023 and 2022 using the following assumptions:

December 31, 2023
Stock price	$0.24
Exercise price	$11.50
Risk-free interest rate	3.89%
Time to expiration (years)	3.94
Expected volatility	77.15%
Fair value per warrant	$0.004

December 31, 2022
Stock price	$0.65
Exercise price	$11.50
Risk-free interest rate	3.96%
Time to expiration (years)	4.94
Expected volatility	70.70%
Fair value per warrant	$0.05
The following table presents changes in the Level 3 liabilities measured at fair value for the years ended December 31, 2023 and 2022, respectively (in thousands):

	Year ended December 31, 2023
	Warrant Commitment Liability	Private Warrants
Balance (beginning of period)	$320	$247
Additions	—	—
Fair value measurement adjustments	(40)	(227)
Exercised	(280)	—

Balance (end of period)	$—	$20

	Year ended December 31, 2022
	Warrant Commitment Liability	Private Warrants
Balance (beginning of period)	$—	$—
Additions	1,365	900
Fair value measurement adjustments	(1,045)	(653)
Exercised	—	—

Balance (end of period)	$320	$247

During the years ended December 31, 2023 and 2022, the Company had no transfers between levels of the fair value hierarchy of its assets and liabilities that are measured at fair value.
Convertible Notes Payable and Super Priority Note Payable
The Company measures its convertible promissory notes and the Super Priority Note Payable at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. Changes in the fair value of the convertible promissory notes related to updated assumptions and estimates were recognized as a convertible promissory note fair value adjustment within the consolidated statements of operations and comprehensive loss.
In determining the fair value of the Mudrick Convertible Notes and the Super Priority Note Payable as of December 31, 2023, the Company used a market-based approach. The valuation method utilized a negotiated discount rate and a market yield rate which are unobservable inputs.

An increase or decrease in any of the unobservable inputs in isolation could result in a material increase or decrease in the estimated fair value. In the future, depending on the weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the estimated fair value.
The Company calculated the estimated fair value of the Mudrick Convertible Notes and Mudrick Super Priority Note Payable as of December 31, 2023 and 2022, respectively, using the following assumptions:

	December 31, 2023	December 31, 2022
	Mudrick Convertible Note
Issuance date	12/8/2022	12/8/2022
Maturity date	12/8/2027	12/8/2027
Interest rate (PIK)	10.00%	9.50%
Expected volatility factor	92.60%	95.23%
Risk-free interest rate	3.90%	4.00%
Estimated market yield	50.00%	30.00%

December 31, 2023
Mudrick Super Priority Note Payable
Inception date	12/11/2023
Maturity date	8/7/2024
Interest rate	15.00%
Estimated market yield	30.00%
Discount period (years)	0.60
Discount factor	0.84
The following table presents changes in the Level 3 convertible promissory notes measured at fair value for the periods ended December 31, 2023 and December 31, 2022 respectively (in thousands):

	December 31, 2023
	Mudrick Convertible Notes	Mudrick Super Priority Note Payable
Balance (beginning of period)	$56,743	$—
Additions	—	17,416
Fair value measurement adjustments	15,874	1,152
OCI - Change in fair value of the convertible instrument liability	(32,247)	—
Exercised	—	—

Balance (end of period)	$40,370	$18,568

The change in fair value of the convertible instrument liability classified in OCI is a result of a change to instrument specific credit risk.